SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, DC  20549

                                FORM 12B-25

                                      Commission File Number   1-4626

                        NOTIFICATION OF LATE FILING

       (Check One): [ ] Form 10-K [ ] Form 11-K [ ] Form 20-F [ X ] Form 10-Q [ ] Form N-SAR
     For Period ended:                     April 29, 1995
     [  ]  Transition Report on Form 10-K  [  ] Transition Report on Form 10-Q
     [  ]  Transition Report on Form 20-F  [  ] Transition Report on Form N-SAR
     [  ]  Transition Report on Form 11-K

     For the Transition Period Ended:

          Read attached instruction sheet before preparing form.
     Please print or type.

          Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

          If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

                       PART I. REGISTRANT INFORMATION

     Full name of registrant       The Harvey Group Inc.
                              _____________________________________________

     Former name if applicable
                             600 Secaucus Road
     _______________________________________________________________________
     Address of principal executive office (Street and number)

     _______________________________________________________________________

     City, State and Zip Code          Secaucus, New Jersey  07094
                              ______________________________________________


                      PART II. RULE 12B-25 (B) AND (C)

          If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check appropriate box.)

     [X] (a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense.;

     [X] (b) The subject annual report, semi-annual report, transition report on Form 10-K, 20-F, 11-K or form N-SAR, or portion thereof will be filed on or before the 15th calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

     [ ] (c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.


                            PART III.  NARRATIVE

         The Company is continuing to attempt to raise additional equity financing or, alternatively to effect a restructuring of the Company. In addition, on May 30, 1995, the Company received a notification from the American Stock Exchange ("AMEX") that the Company's shares of Common Stock will be delisted from the AMEX. These events have required significant time and resources of senior management of the Company necessitating an extension of the time for filing the Quarterly Report on Form 10-Q for the Quarter ended April 29, 1995. Accordingly, the Quarterly Report on Form 10-Q for the Quarter ended April 29, 1995 could not be filed in a timely manner without unreasonable effort or expense.


                        PART IV.  OTHER INFORMATION

         (1)  Name and telephone number of person to contact in regard to this notification
          Joseph J. Calabrese, Jr.       201                   865-3418
     _______________________________________________________________________
             (Name)                   (Area Code)         (Telephone number)

         (2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no,
     identify report(s).                       [ X} Yes    [   ]  No

         (3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included
     in the subject report or portion thereof?  [   ]  Yes     [X]  No

         If so: attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

                           The Harvey Group Inc.
     _______________________________________________________________________
                (Name of registrant as specified in charter)

     Has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.

     Date June 12, 1995                 The Harvey Group Inc.

                                        By: /s/ Joseph J. Calabrese, Jr.
                                           ________________________________
                                            Name:   Joseph J. Calabrese, Jr.
                                            Title:  Vice President and Chief
                                                    Financial Officer